                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      P.O. Box 220
                 -----------------------------------
                 Rockland, DE 19732
                 -----------------------------------

                 -----------------------------------

Form 13F File Number: 28-3476
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth B. Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

Elizabeth B. Kirker                 Rockland, DE          11-5-99
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
        [Repeat as necessary.]

                          GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT
                        QUARTER ENDING SEPTEMBER 30, 1999


COMMON STOCK                CLASS      CUSIP            VALUE    QUANTITY   DISCRETION
------------------------------------------------------------------------------------------

4 Front Technologies, Inc   Common   351042106        4,252,755   301,080       X
------------------------------------------------------------------------------------------
Able Telecom                Common   003712304        2,556,798   280,197       X
------------------------------------------------------------------------------------------
Action Performance          Common   004933107        4,151,945   197,125       X
------------------------------------------------------------------------------------------
Acxiom Corp                 Common   005125109        9,513,310   483,984       X
------------------------------------------------------------------------------------------
Aeroflex                    Common   007768104        3,270,820   268,375       X
------------------------------------------------------------------------------------------
Artesyn Technologies, Inc.  Common   043127109        6,739,407   355,290       X
------------------------------------------------------------------------------------------
Assisted Living Concepts    Common   04543L109         21,922      7,625        X
------------------------------------------------------------------------------------------
Astropower, Inc.            Common   04644A101        1,755,144   146,262       X
------------------------------------------------------------------------------------------
Atmel                       Common   049513104        7,428,268   219,690       X
------------------------------------------------------------------------------------------
C.R. Bard Inc.              Common   067383109       10,314,923   219,175       X
------------------------------------------------------------------------------------------
Blue Rhino                  Common   095811105        2,352,984   358,550       X
------------------------------------------------------------------------------------------
Buffets, Inc.               Common   119882108        3,665,072   315,275       X
------------------------------------------------------------------------------------------
Cannondale Corp.            Common   137798104         27,225      3,025        X
------------------------------------------------------------------------------------------
Carey International, Inc.   Common   141750109        3,332,500   133,300       X
------------------------------------------------------------------------------------------
Central Garden & Pet        Common   153527106         56,425      7,400        X
------------------------------------------------------------------------------------------
Checkpoint Systems          Common   162825103         93,125      10,000       X
------------------------------------------------------------------------------------------
Commscope                   Common   203372107       10,579,562   325,525       X
------------------------------------------------------------------------------------------
Comstock Resouces           Common   205768203         57,131      13,850       X
------------------------------------------------------------------------------------------
Convergys Corp              Common   212485106        6,908,123   348,675       X
------------------------------------------------------------------------------------------
Correctional Services, Corp Common   219921103         53,819      10,900       X
------------------------------------------------------------------------------------------
Cost Plus, Inc.             Common   221485105       10,950,087   225,775       X
------------------------------------------------------------------------------------------
DII Group                   Common   232949107       10,183,262   289,400       X
------------------------------------------------------------------------------------------
Dave and Busters, Inc.      Common   23833N104         71,625      6,000        X
------------------------------------------------------------------------------------------
Dollar Thrifty              Common   256743105        3,003,308   145,175       X
------------------------------------------------------------------------------------------
Encore Wire                 Common   292562105         78,844      8,700        X
------------------------------------------------------------------------------------------
Equinox Systems             Common   294436100        4,177,890   357,466       X
------------------------------------------------------------------------------------------
FMC Corp New                Common   302491303          4,825       100         X
------------------------------------------------------------------------------------------
Fundtech                    Common   m47095100        2,618,930   117,375       X
------------------------------------------------------------------------------------------
Gadzooks Inc.               Common   362553109         29,150      4,400        X
------------------------------------------------------------------------------------------
Group Maintenance Amer.     Common   39943E107        4,141,837   331,347       X
------------------------------------------------------------------------------------------
ICU Medical                 Common   44930G107        2,454,000   163,600       X
------------------------------------------------------------------------------------------
Infocure Corp               Common   45665A108        6,367,953   337,375       X
------------------------------------------------------------------------------------------
Jabil Circuit               Common   466313103        7,163,887   144,725       X
------------------------------------------------------------------------------------------
Jack in the Box             Common   466367109       10,181,657   408,287       X
------------------------------------------------------------------------------------------
Jakks Pacific, Inc          Common   47012E106        5,594,062   149,175       X
------------------------------------------------------------------------------------------
Kenneth Cole Productions    Common   193294105        7,729,412   206,807       X
------------------------------------------------------------------------------------------
Maxim Group Inc.            Common   57772J104         42,927      8,275        X
------------------------------------------------------------------------------------------
Maxwell Technologies        Common   577767106         53,812      4,100        X
------------------------------------------------------------------------------------------
Metro One Telecom           Common   59163f105        5,549,984   289,250       X
------------------------------------------------------------------------------------------
Mettler Toledo              Common   592688105       10,185,934   343,829       X
International Inc.
------------------------------------------------------------------------------------------
Mobile Mini                 Common   60740F105        8,712,266   398,275       X
------------------------------------------------------------------------------------------
National Computer Systems,  Common   635519101        6,127,868   159,814       X
Inc
------------------------------------------------------------------------------------------
Nova Corporation            Common   669784100        8,120,000   324,800       X
------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
Outback Steakhouse          Common   689899102        2,267,992    89,050       X
------------------------------------------------------------------------------------------
Paul Harris Stores          Common   703555201         21,066      5,350        X
------------------------------------------------------------------------------------------
Pericom Semiconductor       Common   713831105        4,521,628   303,975       X
------------------------------------------------------------------------------------------
Personnel Group of Amer     Common   715338109         65,000      10,400       X
------------------------------------------------------------------------------------------
Point of Sale, Ltd          Common   M7945W108        5,274,883   463,726       X
------------------------------------------------------------------------------------------
Progress Software           Common   743312100        6,337,750   202,000       X
------------------------------------------------------------------------------------------
QRS Corp                    Common   74726X105        5,940,348    92,637       X
------------------------------------------------------------------------------------------
Remedy Corporation          Common   759548100        4,548,512   160,300       X
------------------------------------------------------------------------------------------
RemedyTemp Inc.             Common   759549108         57,500      4,000        X
------------------------------------------------------------------------------------------
Rent-Way                    Common   76009U104        3,771,519   198,501       X
------------------------------------------------------------------------------------------
Rogue Wave Software         Common   775369101        2,211,936   368,656       X
------------------------------------------------------------------------------------------
SPX Corp.                   Common   784635104        6,992,287    77,050       X
------------------------------------------------------------------------------------------
Secure Computing            Common   813705100         52,969      16,950       X
------------------------------------------------------------------------------------------
Service Experts, Inc.       Common   817567100         12,450      1,200        X
------------------------------------------------------------------------------------------
Smith-Gardner & Assoc       Common   832059109        1,777,344   227,500       X
------------------------------------------------------------------------------------------
Source Information          Common   836151209        4,907,102   345,875       X
Management
------------------------------------------------------------------------------------------
Synopsys, Inc.              Common   871607107        6,901,098   122,891       X
------------------------------------------------------------------------------------------
Taco Cabana                 Common   873425102        2,882,961   297,596       X
------------------------------------------------------------------------------------------
Titan Corp.                 Common   886266103       13,824,179   961,682       X
------------------------------------------------------------------------------------------
Transworld Entertainment    Common   89336Q100        4,430,475   349,200       X
------------------------------------------------------------------------------------------
Transaction Systems         Common   893416107        6,518,202   241,975       X
Architects, Inc
------------------------------------------------------------------------------------------
Transwitch Corp             Common   894065101       15,615,948   273,964       X
------------------------------------------------------------------------------------------
US Oncology                 Common   90338W103        4,162,406   459,300       X
------------------------------------------------------------------------------------------
USINTERNETWORKING           Common   917311805          3,125       100         X
------------------------------------------------------------------------------------------
United Road Services        Common   911384105         15,950      4,400        X
------------------------------------------------------------------------------------------
Veterinary Centers of       Common   925514101         46,608      4,075        X
America
------------------------------------------------------------------------------------------
Waters Corp.                Common   941848103        6,200,449   102,381       X
------------------------------------------------------------------------------------------
Westpoint Stevens, Inc.     Common   961238102        3,850,875   163,000       X
------------------------------------------------------------------------------------------
                         70                           #########
------------------------------------------------------------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   N/A
                                                           --------------------

Form 13F Information Table Entry Total:                               70
                                                           --------------------

Form 13F Information Table Value Total:                   $   303,887,340
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]